Summary of Significant Accounting Policies - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Tax-Effected
Pre-Tax Book Loss				$ (37,991)
Change in Valuation Allowance				$ 37,991
Rate
Pre-Tax Book Loss (in percent)	21.00%	21.00%	21.00%	21.00%
Change in Valuation Allowance (in percent)				(21.00%)
Income Tax (Expense) Benefit (in Percent)				(0.00%)